Leases (Tables)	12 Months Ended
Sep. 30, 2023
Leases
Schedule of operating lease liabilities
	As of	As of
	September 30,	September 30,
	2023	2022

Right-of-use assets under operating leases	$195,813	$314,339
Operating lease liabilities, current	31,602	32,899
Operating lease liabilities, non-current	-	15,484
Total operating lease liabilities	$31,602	$48,383

Schedule of operating lease future minimum lease payments
As of
September 30,
2023
Fiscal 2024	33,010
Total Future minimum lease payments	33,010
Less: Imputed interest	(1,408)
Total	$31,602